Form N-1A Supplement	Mar. 19, 2026
Redwheel Global Emerging Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The Advisors’ Inner Circle Fund III

Redwheel Global Emerging Equity Fund

(the “Fund”)

Supplement Dated March 19, 2026 to the Fund’s

Summary Prospectus and Prospectus,

each dated January 28, 2026

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

I.	Effective immediately, the advisory fee for the Fund is reduced as follows:

Current Advisory Fee	New Advisory Fee
0.90%	0.75%

Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	In the “Fund Fees and Expenses” section of the Summary Prospectus and the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following: